Prospectus Supplement

John Hancock Investment Trust

John Hancock Global Focused Strategies Fund (the fund)

Supplement dated January 24, 2019 to the current prospectus, as may be supplemented (the prospectus)

Neil Richardson no longer serves as a portfolio manager of the fund. Accordingly, all references to Mr. Richardson are removed from the prospectus. David Sol continues to serve as portfolio manager of the fund and is primarily responsible for the day-to-day management of the fund’s portfolio.

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Investment Trust

John Hancock Global Focused Strategies Fund (the fund)

Supplement dated January 24, 2019 to the current Statement of Additional Information, as may be supplemented (the SAI)

Neil Richardson no longer serves as a portfolio manager of the fund. Accordingly, all references to Mr. Richardson are removed from the SAI. David Sol continues to serve as portfolio manager of the fund and is primarily responsible for the day-to-day management of the fund’s portfolio.

You should read this Supplement in conjunction with the SAI and retain it for future reference.